UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 3392

John Hancock Series Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Michael J. Leary, Treasurer
601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4490

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock Mid Cap Equity Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2010

1

John Hancock Mid Cap Equity Fund
Securities owned by the Fund on
January 31, 2010 (Unaudited)

	Shares	Value

Common Stocks 99.09%		$22,397,648
(Cost $19,969,422)

Consumer Discretionary 13.60%		3,072,654

Diversified Consumer Services 1.53%
DeVry, Inc.	5,668	346,088

Hotels, Restaurants & Leisure 4.88%
Bally Technologies, Inc. (I)	9,583	380,158
Chipotle Mexican Grill, Inc., Class A (I)(L)	1,893	182,599
Ctrip.com International, Ltd., ADR (I)	4,738	148,252
Penn National Gaming, Inc. (I)	14,550	392,559

Internet & Catalog Retail 1.28%
Expedia, Inc. (I)(L)	13,529	289,656

Leisure Equipment & Products 0.76%
Hasbro, Inc.	5,637	172,210

Media 0.66%
Discovery Communications, Inc., Series A (I)	5,004	148,419

Specialty Retail 3.48%
CarMax, Inc. (I)	14,074	290,347
GameStop Corp., Class A (I)(L)	15,865	313,651
O'Reilly Automotive, Inc. (I)(L)	4,791	181,100

Textiles, Apparel & Luxury Goods 1.01%
VF Corp.	3,160	227,615

Consumer Staples 3.40%		769,146

Beverages 1.28%
Hansen Natural Corp. (I)	7,549	290,259

Household Products 1.11%
Church & Dwight Company, Inc.	4,167	251,228

Personal Products 1.01%
Alberto-Culver Company	8,019	227,659

Energy 7.06%		1,596,198

Energy Equipment & Services 2.40%
Core Laboratories NV (L)	1,619	189,342
Dresser-Rand Group, Inc. (I)	6,905	204,250
Rowan Companies, Inc. (I)	6,979	149,909

Oil, Gas & Consumable Fuels 4.66%
Alpha Natural Resources, Inc. (I)	7,715	313,306
Cabot Oil & Gas Corp.	8,042	307,767
Plains Exploration & Production Company (I)	5,923	197,532
Whiting Petroleum Corp. (I)	3,517	234,092

Financials 9.81%		2,217,410

Capital Markets 4.99%
Eaton Vance Corp.	6,127	176,519
Greenhill & Company, Inc. (L)	2,042	158,868
Lazard, Ltd., Class A	12,763	491,886
SEI Investments Company	16,906	299,405

2

John Hancock Mid Cap Equity Fund
Securities owned by the Fund on
January 31, 2010 (Unaudited)

	Shares	Value

Financials (continued)

Commercial Banks 1.52%
Cullen/Frost Bankers, Inc. (L)	3,429	$175,976
East West Bancorp, Inc. (I)	11,404	168,631

Insurance 0.77%
Prudential Financial, Inc.	3,499	174,915

Real Estate Investment Trusts 2.53%
Alexandria Real Estate Equities, Inc. (L)	4,674	279,178
Digital Realty Trust, Inc.	6,084	292,032

Health Care 14.87%		3,360,277

Biotechnology 3.56%
Alexion Pharmaceuticals, Inc. (I)	3,100	143,747
BioMarin Pharmaceutical, Inc. (I)(L)	12,670	246,178
Onyx Pharmaceuticals, Inc. (I)	5,550	159,618
United Therapeutics Corp. (I)(L)	4,266	254,126

Health Care Equipment & Supplies 6.08%
Inverness Medical Innovations, Inc. (I)	11,739	473,903
NuVasive, Inc. (I)(L)	7,810	215,556
Thoratec Corp. (I)	13,224	374,900
Varian Medical Systems, Inc. (I)	6,181	310,842

Health Care Technology 0.86%
Allscripts-Misys Healthcare Solutions, Inc. (I)	11,771	193,751

Life Sciences Tools & Services 1.45%
QIAGEN NV (I)	15,047	327,423

Pharmaceuticals 2.92%
Mylan, Inc. (I)(L)	19,638	358,001
Shire PLC, ADR	5,071	302,232

Industrials 15.74%		3,557,983

Airlines 2.89%
Copa Holdings SA, Class A	7,468	388,187
Delta Air Lines, Inc. (I)(L)	21,647	264,743

Commercial Services & Supplies 1.27%
Corrections Corp. of America (I)	15,365	287,479

Industrial Conglomerates 1.37%
McDermott International, Inc. (I)	13,081	308,973

Machinery 2.47%
Flowserve Corp.	4,226	381,058
Pall Corp.	5,147	177,417

Professional Services 4.89%
FTI Consulting, Inc. (I)	8,080	334,916
IHS, Inc. (Class A) (I)	4,942	254,216
Monster Worldwide, Inc. (I)(L)	14,138	220,411
Stantec, Inc. (I)	11,800	297,006

Road & Rail 2.85%
Con-way, Inc.	6,700	191,754
J.B. Hunt Transport Services, Inc.	6,525	200,056
Kansas City Southern (I)(L)	8,477	251,767

3

John Hancock Mid Cap Equity Fund
Securities owned by the Fund on
January 31, 2010 (Unaudited)

	Shares	Value

Information Technology 24.76%		$5,595,257

Computers & Peripherals 2.56%
SanDisk Corp. (I)	4,888	124,253
Seagate Technology (I)	27,129	453,868

Electronic Equipment, Instruments & Components 2.79%
Amphenol Corp., Class A	10,566	420,949
Itron, Inc. (I)	3,404	209,482

Internet Software & Services 3.22%
Baidu, Inc., SADR (I)	703	289,432
VistaPrint NV (I)	7,828	438,446

IT Services 1.29%
Euronet Worldwide, Inc. (I)	14,297	291,945

Semiconductors & Semiconductor Equipment 8.95%
Atmel Corp. (I)	56,886	263,951
Broadcom Corp., Class A	14,905	398,262
Cypress Semiconductor Corp. (I)	21,594	217,020
Marvell Technology Group, Ltd. (I)	12,812	223,313
Novellus Systems, Inc. (I)	8,345	174,410
ON Semiconductor Corp. (I)	36,284	261,608
Silicon Laboratories, Inc. (I)	11,458	483,986

Software 5.95%
Autodesk, Inc. (I)	7,373	175,404
Concur Technologies, Inc. (I)(L)	13,410	531,706
Red Hat, Inc. (I)	10,574	287,824
Salesforce.com, Inc. (I)	5,498	349,398

Materials 7.59%		1,716,467

Chemicals 2.76%
CF Industries Holdings, Inc.	1,928	179,034
FMC Corp.	4,240	215,986
Lubrizol Corp.	3,115	229,544

Containers & Packaging 2.17%
Packaging Corp. of America	11,136	245,437
Temple-Inland, Inc.	14,067	244,344

Metals & Mining 2.66%
Centerra Gold, Inc. (I)	17,330	175,529
Freeport-McMoRan Copper & Gold, Inc.	1,608	107,238
Inmet Mining Corp.	6,306	319,355

Telecommunication Services 1.52%		344,185

Wireless Telecommunication Services 1.52%
American Tower Corp., Class A (I)	8,108	344,185

Utilities 0.74%		168,071

Independent Power Producers & Energy Traders 0.74%
NRG Energy, Inc. (I)	6,971	168,071

4

John Hancock Mid Cap Equity Fund
Securities owned by the Fund on
January 31, 2010 (Unaudited)

			Shares	Value
Convertible Preferred Stocks 1.43%				$322,239
(Cost $197,000)

Financials 1.43%				322,239

Commercial Banks 1.43%
East West Bancorp, Inc., 8.000% , Series A			197	322,239

Short-Term Investments 16.39%				$3,705,303
(Cost $3,703,875)
		Maturity	Par value
	Yield*	date		Value
U.S. Government Agency 2.65%				600,000
Federal Home Loan Bank,
Discount Note	0.030%	02/01/10	600,000	600,000

			Shares	Value
Cash Equivalents 13.74%				3,105,303
John Hancock Collateral Investment Trust(W)	0.2068% (Y)		310,217	3,105,303

Total investments (Cost $23,870,297)† 116.91%				$26,425,190

Other assets and liabilities, net (16.91%)				($3,822,153)

Total net assets 100.00%				$22,603,037

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

SADR Sponsored American Depositary Receipts

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of January 31, 2010.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser.

(Y) Represents the investment of securities lending collateral and the rate shown is the annualized seven-day yield as of January 31, 2010.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

† At January 31, 2010, the aggregate cost of investment securities for federal income tax purposes was $24,319,469. Net unrealized appreciation aggregated $2,105,721, of which $3,717,444 related to appreciated investment securities and $1,611,723 related to depreciated investment securities.

5

Notes to the Schedule of Investments (Unaudited)

Security valuation

Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied quotes and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent quotation service. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are valued based on bid quotations or evaluated prices, as applicable, obtained from broker-dealers or fair valued as described below. Certain short-term debt instruments are valued at amortized cost. John Hancock Collateral Investment Trust (JHCIT), an affiliated registered investment company managed by MFC Global Investment Management (U.S.), LLC, an affiliate of Manulife Financial Corporation, is valued at its net asset value each business day. JHCIT is a floating rate fund investing in money market instruments as part of the securities lending program.

Other portfolio assets and securities where market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Fair value measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs and the valuation techniques used are summarized below:

Level 1 — Exchange-traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities, certain foreign equities, warrants and rights.

Level 2 — Prices determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, certain foreign equities, unlisted rights and warrants, and fixed-income securities.

Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which

6

may include the use of the brokers’ own judgments about the assumptions that market participants would use.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2010, by major security category or security type:

	Total		Level 2	Level 3
	Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
Investment in Securities	01/31/10	Price	Inputs	Inputs
Consumer Discretionary	$3,072,654	$3,072,654	—	—
Consumer Staples	769,146	769,146	—	—
Energy	1,596,198	1,596,198	—	—
Financials	2,539,649	2,048,779	$490,870	—
Health Care	3,360,277	3,360,277	—	—
Industrials	3,557,983	3,557,983	—	—
Information Technology	5,595,257	5,595,257	—	—
Materials	1,716,467	1,716,467	—	—
Telecommunication Services	344,185	344,185	—	—
Utilities	168,071	168,071	—	—
Short-Term Investments	3,705,303	3,105,303	600,000	—
Total Investments in Securities	$26,425,190	$25,334,320	$1,090,870	—

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount no less than the market value of the loaned securities.

The market value of the loaned securities is determined at the close of business of the Fund. Any additional required cash collateral is delivered to the Fund or excess collateral is returned to the borrower on the next business day. Cash collateral received is invested in JHCIT. JHCIT is not a stable value fund and thus the Fund receives the benefit of any gains and bears any losses generated by JHCIT.

The Fund receives compensation for lending its securities either in the form of fees, and/or by retaining a portion of interest on the investment of any cash received as collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund bears the risk in the event that invested collateral is not sufficient to meet obligations due on loans.

7

More information

Trustees
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky*
Gregory A. Russo
John G. Vrysen†
*Member of the Audit Committee
†Non-Independent Trustee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Andrew G. Arnott
Chief Operating Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Michael J. Leary
Treasurer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment Management
(U.S.A.), Limited
200 Bloor Street East
Toronto, Ontario, Canada
M4W IE5

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 55913
Boston, MA 02205-5913

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Greater China Opportunities Fund.

080Q1 1/10
3/10

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Series Trust

By:	/s/ Keith F. Hartstein
------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: March 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keith F. Hartstein
-------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: March 22, 2010

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: March 22, 2010